Disposal of Certain Assets of Tantech Energy (Details Textual) ¥ in Thousands			12 Months Ended
		Dec. 14, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 14, 2017 CNY (¥)
Property, Plant and Equipment, Net			$ 9,883,846	$ 8,677,977
Gain (Loss) on Disposition of Property Plant Equipment			0	0	$ (197,026)
Accounts Receivable, Net, Noncurrent	[1]		1,502,518	$ 0
Operating Leases, Future Minimum Payments Receivable, Current										$ 0
Operating Leases, Future Minimum Payments Receivable, in Two Years									$ 0
Operating Leases, Future Minimum Payments Receivable, in Three Years								$ 50,750
Operating Leases, Future Minimum Payments Receivable, in Four Years							$ 58,000
Operating Leases, Future Minimum Payments Receivable, in Five Years						$ 65,250
Electric Double Layer Capacitor [Member]
Disposal Group, Including Discontinued Operation, Consideration		$ 2,459,200										¥ 16,000
Disposal Group, Including Discontinued Operation Initial Down Payment Due			700,000								¥ 4,480
Property, Plant and Equipment, Net		432,929
Gain (Loss) on Disposition of Property Plant Equipment		$ 1,948,490
Account Receivable From Purchaser			$ 1,770,624

[1]	representing the non-current portion of accounts receivable resulted from disposition of certain assets in Tantech Energy (Note 5).